POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Post-employment amounts
The table below outlines where the Company’s post-employment amounts and activity are included in the financial statements:

For the years ended December 31	2018	2017
Balance sheet obligations for:
Defined pension benefits	$36	$42
Other post-retirement benefits	6	6
Liability in the balance sheet	$42	$48
Income statement charge included income statement for:
Defined pension benefits	$1	$1
Other post-retirement benefits	—	—
	$1	$1
Measurements for:
Defined pension benefits	($4)	$23
Other post-retirement benefits	—	—
	($4)	$23
The weighted average duration of the defined benefit obligation is 14 years (2017: 10 years).

	Less than a year	Between 1-2 years	Between 2-5 years	Over 5 years	Total
Pension benefits	$14	$14	$39	$200	$267
Other post-retirement benefits	1	1	2	5	9
At December 31, 2017	$15	$15	$41	$205	$276
Pension benefits	7	7	22	139	175
Other post-retirement benefits	1	1	2	5	9
At December 31, 2018	$8	$8	$24	$144	$184
The amounts recognized in the balance sheet are determined as follows:

For the years ended December 31	2018	2017
Present value of funded obligations	$57	$122
Fair value of plan assets	(65)	(134)
(Surplus) deficit of funded plans	($8)	($12)
Present value of unfunded obligations	44	54
Total deficit of defined benefit pension plans	$36	$42
Impact of minimum funding requirement/asset ceiling	—	—
Liability in the balance sheet	$36	$42

Significant actuarial assumptions
The significant actuarial assumptions were as follows:

As at December 31	Pension Plans 2018	Other Post-Retirement Benefits 2018	Pension Plans 2017	Other Post-Retirement Benefits 2017
Discount rate	3.75-4.65%	4.45%	2.90-3.95%	3.75%